RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management personnel

	Years ended December 31,
	2025	2024
Cash compensation - salaries, short-term incentives, and other benefits	$13.0	$10.7
Long-term incentives, including share-based payments	52.2	17.7
Termination and post-retirement benefits	5.1	2.1
Total compensation paid to key management personnel	$70.3	$30.5